LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

Note 11     LEASES

The Company has two non-cancelable lease agreements for certain office and accommodation as well as fish farming containers for research and develop advanced technology for water circulation applying in fishery with original lease periods expiring between 2022 and 2023. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. The Company recognizes rental expense on a straight-line basis over the lease term.

The components of lease expenses for the year ended December 31, 2021 and December 31, 2020 were as follows:

	Statement of Income Location	For the year ended December 31, 2021	For the year ended December 31, 2020

		$	$
Lease Costs
Operating lease expense	General and administrative expenses	4,424	26,224
Total net lease costs		4,424	26,224

Maturity of lease liabilities under our non-cancelable operating leases as of December 31, 2021 and December 31, 2020 are US$ nil.